UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 48th Floor
          New York, New York  10178

13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eliav Assouline
Title:    Managing Member
Phone:    (212) 984-2100

Signature, Place and Date of Signing:


/s/ Eliav Assouline                 New York, N.Y.          November 14, 2007
--------------------          ------------------------      -----------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total:  $733,225
                                         (thousands)

List of Other Included Managers:

No.  Form 13F File Number          Name
---  --------------------          ----

(1)  28-11700                      Axial Capital, LP

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN 2        COLUMN 3    COLUMN 4      COLUMN 5           COLUMN 6      COL 7       COLUMN 8

                              TITLE OF                     VALUE   SHRS OR   SH/ PUT/     INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP       (x$1000) PRN AMT   PRN CALL     DISCRETION     MNGRS  SOLE SHARED    NONE
--------------                 -----          -----       -------- -------   --- ----     ----------     -----  ---- ------    ----
AMERICAN WOODMARK CORP        COM             030506109     1,146     46,229 SH         SHARED-DEFINED     1    0       46,229  0
ANTHRACITE CAP INC            COM             037023108     2,730    300,000 SH         SHARED-DEFINED     1    0      300,000  0
ARBOR RLTY TR INC             COM             038923108     3,778    200,000 SH         SHARED-DEFINED     1    0      200,000  0
ARKANSAS BEST CORP DEL        COM             040790107     3,919    120,000 SH         SHARED-DEFINED     1    0      120,000  0
ARTHROCARE CORP               COM             043136100    12,222    218,675 SH         SHARED-DEFINED     1    0      218,675  0
BRIGGS & STRATTON CORP        COM             109043109     7,882    200,000 SH         SHARED-DEFINED     1    0      200,000  0
BUILDING MATLS HLDG CORP      COM             120113105     1,259    119,000 SH         SHARED-DEFINED     1    0      119,000  0
CAPITALSOURCE INC             COM             14055X102       405     20,000     PUT    SHARED-DEFINED     1    0       20,000  0
CELADON GROUP INC             COM             150838100     6,003    510,000 SH         SHARED-DEFINED     1    0      510,000  0
CENTRAL GARDEN & PET CO       CL A NON-VTG    153527205       444     49,444 SH         SHARED-DEFINED     1    0       49,444  0
CLEARWIRE CORP                CL A            185385309    13,564    555,000 SH         SHARED-DEFINED     1    0      555,000  0
CLEARWIRE CORP                CL A            185385309       626     25,600     PUT    SHARED-DEFINED     1    0       25,600  0
CNET NETWORKS INC             COM             12613R104    10,709  1,437,500 SH         SHARED-DEFINED     1    0    1,437,500  0
COMCAST CORP NEW              CL A SPL        20030N200     7,188    300,000 SH         SHARED-DEFINED     1    0      300,000  0
CORE MARK HOLDING CO INC      COM             218681104    14,795    419,966 SH         SHARED-DEFINED     1    0      419,966  0
COUNTRYWIDE FINANCIAL CORP    COM             222372104    10,836    570,000 SH         SHARED-DEFINED     1    0      570,000  0
COUNTRYWIDE FINANCIAL CORP    COM             222372104     3,308    174,000     PUT    SHARED-DEFINED     1    0      174,000  0
CREE INC                      COM             225447101     9,330    300,000 SH         SHARED-DEFINED     1    0      300,000  0
CROCS INC                     COM             227046109    33,656    500,468 SH         SHARED-DEFINED     1    0      500,468  0
DOLAN MEDIA CO                COM             25659P402       996     41,000 SH         SHARED-DEFINED     1    0       41,000  0
D R HORTON INC                COM             23331A109     4,163    325,000 SH         SHARED-DEFINED     1    0      325,000  0
FUEL TECH INC                 COM             359523107     1,657     75,000 SH         SHARED-DEFINED     1    0       75,000  0
GARMIN LTD                    ORD             G37260109     1,433     12,000     PUT    SHARED-DEFINED     1    0       12,000  0
GEORGIA GULF CORP             COM PAR $0.01   373200203     3,058    220,000 SH         SHARED-DEFINED     1    0      220,000  0
GEORGIA GULF CORP             COM PAR $0.01   373200203     2,075    149,300     PUT    SHARED-DEFINED     1    0      149,300  0
GETTY IMAGES INC              COM             374276103     8,667    311,300 SH         SHARED-DEFINED     1    0      311,300  0
HNI CORP                      COM             404251100     1,548     43,000     PUT    SHARED-DEFINED     1    0       43,000  0
HOUSTON WIRE & CABLE CO       COM             44244K109     3,950    218,134 SH         SHARED-DEFINED     1    0      218,134  0
HUNT J B TRANS SVCS INC       COM             445658107     1,315     50,000     PUT    SHARED-DEFINED     1    0       50,000  0
INDYMAC BANCORP INC           COM             456607100     5,822    246,600     PUT    SHARED-DEFINED     1    0      246,600  0
INNERWORKINGS INC             COM             45773Y105     1,723    100,000 SH         SHARED-DEFINED     1    0      100,000  0
ISHARES INC                   MSCI MEXICO     464286822     1,881     32,000 SH         SHARED-DEFINED     1    0       32,000  0
ISTAR FINL INC                COM             45031U101     6,968    205,000 SH         SHARED-DEFINED     1    0      205,000  0
JER INVT TR INC               COM             46614H301     1,845    148,200 SH         SHARED-DEFINED     1    0      148,200  0
KB HOME                       COM             48666K109     5,387    214,960 SH         SHARED-DEFINED     1    0      214,960  0
LA Z BOY INC                  COM             505336107       369     50,000 SH         SHARED-DEFINED     1    0       50,000  0
LCA-VISION INC                COM PAR $.001   501803308     2,078     70,700     PUT    SHARED-DEFINED     1    0       70,700  0
M & F WORLDWIDE CORP          COM             552541104    27,337    544,673 SH         SHARED-DEFINED     1    0      544,673  0
MARCHEX INC                   CL B            56624R108     2,616    275,044 SH         SHARED-DEFINED     1    0      275,044  0
MERCER INTL INC               COM             588056101     1,077    113,922 SH         SHARED-DEFINED     1    0      113,922  0
MOBILE MINI INC               COM             60740F105     4,107    170,000 SH         SHARED-DEFINED     1    0      170,000  0
MULTIMEDIA GAMES INC          COM             625453105     3,425    402,000 SH         SHARED-DEFINED     1    0      402,000  0
NOVATEL WIRELESS INC          COM NEW         66987M604    11,325    500,000 SH         SHARED-DEFINED     1    0      500,000  0
NUTRI SYS INC NEW             COM             67069D108     8,987    191,653 SH         SHARED-DEFINED     1    0      191,653  0
PROGRESSIVE GAMING INTL CORP  COM             74332S102     5,066  1,013,179 SH         SHARED-DEFINED     1    0    1,013,179  0
QLT INC                       COM             746927102    25,965  4,563,292 SH         SHARED-DEFINED     1    0    4,563,292  0
QUALCOMM INC                  COM             747525103    19,718    466,591 SH         SHARED-DEFINED     1    0      466,591  0
REDWOOD TR INC                COM             758075402     2,658     80,000 SH         SHARED-DEFINED     1    0       80,000  0
RYLAND GROUP INC              COM             783764103     2,786    130,000 SH         SHARED-DEFINED     1    0      130,000  0
SEACOR HOLDINGS INC           COM             811904101    11,631    122,300 SH         SHARED-DEFINED     1    0      122,300  0
SEALY CORP                    COM             812139301     1,825    130,000     PUT    SHARED-DEFINED     1    0      130,000  0
SIERRA WIRELESS INC           COM             826516106    10,540    500,000 SH         SHARED-DEFINED     1    0      500,000  0
SPARTAN MTRS INC              COM             846819100    13,380    795,000 SH         SHARED-DEFINED     1    0      795,000  0
SPDR SERIES TRUST             PUT             78464A954       876     22,500     PUT    SHARED-DEFINED     1    0       22,500  0
SPDR TR                       UNIT SER 1      78462F103   284,476  1,864,440 SH         SHARED-DEFINED     1    0    1,864,440  0
STANDARD PAC CORP NEW         COM             85375C101     5,764  1,049,850 SH         SHARED-DEFINED     1    0    1,049,850  0
STREETTRACKS GOLD TR          GOLD SHS        863307104    32,345    440,007 SH         SHARED-DEFINED     1    0      440,007  0
THORNBURG MTG INC             COM             885218107     2,923    227,500 SH         SHARED-DEFINED     1    0      227,500  0
UNITEDHEALTH GROUP INC        COM             91324P102    10,220    211,019 SH         SHARED-DEFINED     1    0      211,019  0
UTSTARCOM INC                 COM             918076100       840    229,450 SH         SHARED-DEFINED     1    0      229,450  0
VALUECLICK INC                COM             92046N102    13,273    590,971 SH         SHARED-DEFINED     1    0      590,971  0
VISTAPRINT LIMITED            SHS             G93762204     2,990     80,000 SH         SHARED-DEFINED     1    0       80,000  0
VISTAPRINT LIMITED            SHS             G93762204     2,242     60,000     PUT    SHARED-DEFINED     1    0       60,000  0
WAL MART STORES INC           COM             931142103    10,633    243,600 SH         SHARED-DEFINED     1    0      243,600  0
WATTS WATER TECHNOLOGIES INC  CL A            942749102     1,550     50,500     PUT    SHARED-DEFINED     1    0       50,500  0
WELLS FARGO & CO NEW          COM             949746101    11,024    309,500     PUT    SHARED-DEFINED     1    0      309,500  0
WERNER ENTERPRISES INC        COM             950755108     1,115     65,000     PUT    SHARED-DEFINED     1    0       65,000  0
YRC WORLDWIDE INC             COM             984249102     1,776     65,000 SH         SHARED-DEFINED     1    0       65,000  0

SK 21635 0002 826587